OPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Exercised Share purchase		200,000
stock options expired	$ 5,100,000		$ 50,000
Exercised price		$ 0.25
Surplus amount transfer to share capital		$ 25,959
Fair value of the stock option	$ 0	$ 0	$ 0
Weighted average life remaining	10 years		1 year 11 months 19 days